Equity-Based Compensation (tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
LTIP Award Activity Table
The following table summarizes WES LTIP award activity for the years ended December 31, 2013, 2012 and 2011:

	2013		2012		2011
	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value	Units
Phantom units outstanding at beginning of year	$41.77	25,619	$33.92	23,978	$20.19	17,503
Vested	$41.28	(14,695)	$33.20	(14,260)	$20.51	(15,119)
Granted	$62.49	5,920	$45.91	15,901	$35.66	21,594
Phantom units outstanding at end of year	$49.47	16,844	$41.77	25,619	$33.92	23,978

Incentive Plan Award Activity Table
The following table summarizes Incentive Plan award activity for the years ended December 31, 2012 and 2011:

	UVRs	UARs	DERs
Outstanding at December 31, 2011	14,691	75,369	75,369
Vested and settled (1)	(14,691)	(75,369)	(75,369)
Outstanding at December 31, 2012	—	—	—

Weighted average intrinsic per-unit value as of:
December 31, 2011 (2)	$65.24	$579.54	$—
December 31, 2012 (3)	$65.24	$2,690.47	$11.93

(1)	UARs and DERs remained outstanding upon vesting until they were settled in cash, forfeited, or expired. As of December 31, 2011, 60,678 of the outstanding UARs and 3,334 of the DERs were vested.

(2)	The DERs had no attributed value since WES GP had not declared or paid distributions.

(3)	As discussed above, all awards then outstanding under the Incentive Plan were settled upon the closing of WGP’s IPO.